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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.):    [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           The Blackstone Group L.P.
Address:        345 Park Avenue
                New York, NY 10154

Form 13F File Number: 28-13114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Robert L. Friedman
Title:          Authorized Person
Phone:          (212) 583-5000

Signature, Place, and Date of Signing:


/s/  Robert L. Friedman         New York, NY            August 14, 2009
------------------------  ------------------------  ------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:       3
Form 13F Information Table Entry Total:  27
Form 13F Information Table Value Total:  $1,592,727 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        Number  Form 13F File Number                Name
        ------  --------------------                ----
          1           28-13113       Blackstone Capital Partners V L.P.
          2           28-12319       Blackstone Kailix Advisors L.L.C.
          3           28-12332            GSO Capital Partners LP

Explanatory Notes:

(1) The Blackstone Group L.P. is managed and operated by its general partner, Blackstone Group Management L.L.C., which is in turn wholly-owned by Blackstone's senior managing directors and controlled by Mr. Stephen A. Schwarzman, one of its founders.

(2) Blackstone Kailix Advisors L.L.C. had no reportable positions in
Section 13(f) securities as of June 30, 2009.

                          FORM 13F INFORMATION TABLE
                           THE BLACKSTONE GROUP L.P.
                        FOR QUARTER ENDED JUNE 30, 2009

                                                                                                  Voting Authority
                                           Value    Shrs or   SH/          Investment  Other   ----------------------
Name of Issuer  Title of Class   CUSIP   (x $1000)  prn amt   PRN Put/Call Discretion Managers    Sole    Shared None
--------------  -------------- --------- --------- ---------- --- -------- ---------- -------- ---------- ------ ----
ALLIANCE
 DATA
 SYSTEMS
 CORP               COM        018581108 $118,125   2,867,800  SH             SOLE        1     2,867,800
BARCLAYS BK         IPMS INDIA
 PLC                ETN        06739F291 $  1,738      35,500  SH             SOLE                 35,500
CALPINE CORP        COM NEW    131347304 $  4,383     393,102  SH             SOLE        3       393,102
CENTENNIAL
 COMMUNCTNS
 CORP N             CL A NEW   15133V208 $ 13,428   1,602,432  SH             SOLE       (a)    1,602,432
CHINA PETE &        SPON ADR H
 CHEM CORP          SHS        16941R108 $    575       7,579  SH             SOLE                  7,579
CHUNGHWA
 TELECOM CO         SPONS ADR
 LTD                NEW 09     17133Q403 $    102       5,150  SH             SOLE                  5,150
CLEAR
 CHANNEL
 OUTDOOR
 HLDGS              CL A       18451C109 $  3,853     726,900  SH             SOLE        3       726,900
COGNIZANT
 TECHNOLOGY
 SOLUTIO            CL A       192446102 $  2,000      74,900  SH             SOLE                 74,900
DIGITALGLOBE
 INC                COM NEW    25389M877 $  3,840     200,000  SH             SOLE        3       200,000
EASTMAN             NOTE
 KODAK CO           3.375%10/1 277461BE8 $ 21,735  27,000,000 PRN             SOLE        3    27,000,000
FREEPORT-
 MCMORAN
 COPPER &
 GO                 COM        35671D857 $    300       5,990  SH             SOLE                  5,990
HOSPITALITY         NOTE
 PPTYS TR           3.800% 3/1 44106MAK8 $  4,586   5,500,000 PRN             SOLE              5,500,000
HSBC HLDGS          SPON ADR
 PLC                NEW        404280406 $    405       9,690  SH             SOLE                  9,690
ICICI BK LTD        ADR        45104G104 $  2,440      82,700  SH             SOLE                 82,700
ISHARES INC         MSCI
                    TAIWAN     464286731 $    149      14,775  SH             SOLE                 14,775

Name of Issuer  Title of Class   CUSIP      Value       Shrs or    SH/ Put/Call Investment  Other       Voting Authority
--------------  -------------- ---------  (x $1000)     prn amt    PRN -------- Discretion Managers -------------------------
                                         ---------   ----------    ---          ---------- --------     Sole      Shared None
                                                                                                    ----------    ------ ----
 LODGIAN INC      COM PAR
                  $.01         54021P403 $  1,725     1,326,909    SH              SOLE              1,326,909
 NETEASE          SPONSORED
  COM INC         ADR          64110W102 $  1,158        32,910    SH              SOLE                 32,910
 NEW
  ORIENTAL
  ED & TECH
  GRP I           SPON ADR     647581107 $    480         7,129    SH              SOLE                  7,129
 ORBITZ
  WORLDWIDE
  INC             COM          68557K109 $ 87,441    46,021,327    SH              SOLE       1(b)  46,021,327
 REPUBLIC
  SVCS INC        COM          760759100 $526,665    21,575,772    SH              SOLE        (c)  21,575,772
 SANDRIDGE
  ENERGY
  INC             COM          80007P307 $  9,467     1,111,111    SH              SOLE       3      1,111,111
 SATYAM
  COMPUTER
  SERVICES
  LTD             ADR          804098101 $    177        57,069    SH              SOLE                 57,069
 SOHU COM
  INC             COM          83408W103 $    497         7,905    SH              SOLE                  7,905
 SPDR TR          UNIT SER 1   78462F103 $137,925     1,500,000    SH    PUT       SOLE       3      1,500,000
 STANDARD
  PAC CORP
  NEW             COM          85375C101 $  5,544     2,731,255    SH              SOLE       3      2,731,255
 STANDARD
  PARKING
  CORP            COM          853790103 $123,508(d)  7,581,842(d) SH              SOLE       3      7,581,842(d)
 TRW
  AUTOMOTIVE
  HLDGS
  CORP            COM          87264S106 $520,481    46,060,285    SH              SOLE             46,060,285

--------
(a) The Centennial Communications Corp. shares reported herein are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of Mr. Stephen A. Schwarzman.

(b) The Orbitz Worldwide, Inc. shares reported herein are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of Blackstone LR Associates (Cayman) V Ltd., of which Mr. Stephen A. Schwarzman is a controlling person.

(c) The Republic Services, Inc. shares reported herein are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of Mr. Stephen A. Schwarzman.

(d) As described in a Statement on Schedule 13D filed with the Securities and Exchange Commission on May 26, 2009 (the "Standard Parking Schedule 13D"), the Standard Parking Corporation shares reported herein were obtained by the Lenders (as defined in the Standard Parking Schedule 13D) in satisfaction of certain loan obligations, and the Lenders are required to dispose of such shares and any cash proceeds received upon disposition of such shares as set forth in the Standard Parking Schedule 13D.